Managed Container Fleet	9 Months Ended
Sep. 30, 2020
Revenue From Contract With Customer [Abstract]
Managed Container Fleet

(4)    Managed Container Fleet

Lease rental income and expenses from the managed fleet owned by Container Investors are reported on a gross basis. Lease rental income – managed fleet represents rental charges billed to the ultimate lessee for the managed fleet, including charges for handling fees, drop-off charges, pick-up charges, and charges for a damage protection plan that is set forth in the leases.

Management fees from non-leasing services are earned for acquiring new managed containers and sales commissions are earned from sales of the managed containers on behalf of the Container Investors, which are generally calculated as a fixed percentage of the cost of the managed containers purchased and the proceeds from the sale of the managed containers, respectively. Acquisition fees from purchases of containers for the managed fleet are deferred and recognized as earned on a straight-line basis over the deemed lease term. As of September 30, 2020 and December 31, 2019, deferred revenue from acquisition fees amounted to $1,109 and $3,109, respectively, which were reported as “other liabilities” in the condensed consolidated balance sheets.

Containers - December 31, 2018 and Prior

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers and the amounts distributed to the Container Investors, reduced by associated lease management fees earned and retained by the Company.

Managed containers in the Company’s managed fleet on or before December 31, 2018 are not included in the Company’s container leasing equipment in the Company’s condensed consolidated balance sheet as of September 30, 2020 and December 31, 2019.

Container Purchases On or After January 1, 2019

Distribution expense to managed fleet container investors represents direct container expenses of the managed containers.

From an accounting perspective, in accordance with Topic 842 which is effective January 1, 2019 for the Company and under the above management arrangements, the Company is deemed to control the containers owned by the Container Investors before they are leased out. Furthermore, the deemed leaseback is considered a sales-type lease under Topic 842, with the Company as lessee and the Container Investors as lessors.

For accounting purposes, the Company is deemed to own the managed containers purchased by the Company on or after January 1, 2019 for and on behalf of Container Investors, notwithstanding the contractual management relationship which the Company has with the Container Investors. Accordingly, such managed containers are included in the Company’s container leasing equipment in the Company’s condensed consolidated balance sheet as of September 30, 2020 and December 31, 2019 and depreciated using the straight-line method over their estimated useful lives to an estimated dollar residual value per the Company’s depreciation policy (see Note 2 (c) “Accounting Policies and Recent Accounting Pronouncements – Containers”). The purchase consideration paid by the Container Investors for such containers is reported as a deemed financial liability of the Company. Subsequent net operating income distributions made by the Company to the Container Investors are recorded as a reduction to the financial liability and as interest expense using the effective interest method. The net book value for these managed containers and the associated financial liability will reduce over time and will be removed upon container sale, irrespective of the amount realized in such sale.

In June 2020, the Company paid $12,515 in cash to purchase the previously managed containers from a Container Investor which resulted in the extinguishment of the deemed financial liability. As a result of the settlement of the container leaseback financial liability, the management agreement between the Company and the Container Investor was terminated.

  As of September 30, 2020 and December 31, 2019, the Company’s deemed container leaseback financial liability to the Container Investors amounted to $4,855, and $17,449, respectively, which were reported as "other liabilities” in the condensed consolidated balance sheet.

The Company’s container leasing equipment includes such managed containers in the condensed consolidated balance sheet as of September 30, 2020 and December 31, 2019, which consisted of the following:

	September 30, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Containers - owned fleet	$5,665,640	$(1,566,568)	$4,099,072	$5,582,986	$(1,442,986)	$4,140,000
Containers - managed fleet	3,945	(226)	3,719	16,332	(181)	16,151
Total containers	$5,669,585	$(1,566,794)	$4,102,791	$5,599,318	$(1,443,167)	$4,156,151

Total management fee income from the managed fleet, including management fees earned from acquisition fees and sales commissions during the three and nine months ended September 30, 2020 and 2019 were as follows (see Note 5 “Transactions with Affiliates and Container Investors”):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Lease rental income - managed fleet	$15,543	$25,293	$47,075	$77,650
Less: distribution expense to managed fleet container investors	(14,364)	(23,318)	(43,219)	(71,535)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(106)	(123)	(625)	(247)
Management fees from leasing	1,073	1,852	3,231	5,868
Management fees from non-leasing services	1,696	1,582	3,724	5,823
Total management fees	$2,769	$3,434	$6,955	$11,691

The Company’s condensed consolidated balance sheets also include the accounts receivable from the lessees of the managed fleet which are uncollected lease billings related to the containers managed by the Company for the Container Investors. Amounts billed under leases for the managed fleet (“sub-leases”) are recorded in accounts receivable with a corresponding credit to due to Container Investors. As sub-lessor, accounts receivable from the managed fleet represent receivables from lessees that the Company is required to remit, in terms of the management agreements, to the Container Investors once paid. The Company’s condensed consolidated balance sheets also include the prepaid expenses, accounts payable and accrued expenses and container contracts payable related to the containers managed by the Company for the Container Investors.

The following table provides a reconciliation of the balance sheet accounts from the managed fleet to the total amount as of September 30, 2020 and December 31, 2019 in the condensed consolidated balance sheets (also, see Note 5 “Transactions with Affiliates and Container Investors”):

	September 30, 2020	December 31, 2019
Accounts receivable - owned fleet	$90,190	$96,158
Accounts receivable - managed fleet	11,581	13,226
Total accounts receivable	$101,771	$109,384

Prepaid expenses and other current assets - owned fleet	$11,608	$14,627
Prepaid expenses and other current assets - managed fleet	38	189
Total prepaid expenses and other current assets	$11,646	$14,816

Accounts payable and accrued expenses - owned fleet	$25,601	$21,451
Accounts payable and accrued expenses - managed fleet	2,116	1,953
Total accounts payable and accrued expenses	$27,717	$23,404

Container contracts payable - owned fleet	$325,897	$9,394
Container contracts payable - managed fleet	—	—
Total container contracts payable	$325,897	$9,394